BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS (Details 4) (Seismotech LLC, RUB) In Millions, unless otherwise specified	1 Months Ended
Jul. 31, 2012
Seismotech LLC
Equity method investment
Ownership interest acquired (as a percent)	25.00%
Purchase consideration	27
Term of an option to buy specified percentage of voting interest at a fixed price	3 years
Specified percentage of voting interest acquirable at fixed price under option	25.00%